Financial Instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Bank indebtedness	$ 9,636	$ 14,989
Accounts payable and accrued liabilities	4,384	5,992
Accounts payable with related parties	144	6,717
Loan payable and current portion of long-term debt	363	334
Long-term debt	109	312
Long-term debt with related parties	14,808	11,708
Reclamation and remediation obligations	5,139	5,803	$ 1,274
Other long-term payables	57	$ 56
Obligations due	34,640
Less than one year
IfrsStatementLineItems [Line Items]
Bank indebtedness	9,636
Accounts payable and accrued liabilities	4,384
Accounts payable with related parties	144
Loan payable and current portion of long-term debt	363
Long-term debt	0
Long-term debt with related parties	0
Reclamation and remediation obligations	0
Other long-term payables	0
Obligations due	14,527
1 - 3 Years
IfrsStatementLineItems [Line Items]
Bank indebtedness	0
Accounts payable and accrued liabilities	0
Accounts payable with related parties	0
Loan payable and current portion of long-term debt	0
Long-term debt	109
Long-term debt with related parties	14,808
Reclamation and remediation obligations	0
Other long-term payables	57
Obligations due	14,974
3 - 5 Years
IfrsStatementLineItems [Line Items]
Bank indebtedness	0
Accounts payable and accrued liabilities	0
Accounts payable with related parties	0
Loan payable and current portion of long-term debt	0
Long-term debt	0
Long-term debt with related parties	0
Reclamation and remediation obligations	0
Other long-term payables	0
Obligations due	0
More than 5 years
IfrsStatementLineItems [Line Items]
Bank indebtedness	0
Accounts payable and accrued liabilities	0
Accounts payable with related parties	0
Loan payable and current portion of long-term debt	0
Long-term debt	0
Long-term debt with related parties	0
Reclamation and remediation obligations	5,139
Other long-term payables	0
Obligations due	$ 5,139